Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total	$ 26,945,564	$ 185,933,821	$ 377,742,872	$ 144,352,840	[1]
Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Total	345,564	185,933,821
Services provided over time
Disaggregation of Revenue [Line Items]
Total	26,600,000	0
Singapore
Disaggregation of Revenue [Line Items]
Total	0	178,178,605	260,034,401	19,028,003
USA
Disaggregation of Revenue [Line Items]
Total	26,945,564	0	638,412	7,037
Hong Kong
Disaggregation of Revenue [Line Items]
Total	0	7,755,216	117,070,059	119,683,121
PRC
Disaggregation of Revenue [Line Items]
Total			0	5,634,679
Crude oil | Wecast Services
Disaggregation of Revenue [Line Items]
Total	0	178,178,605	260,034,401	143,558,567
Consumer electronics | Wecast Services
Disaggregation of Revenue [Line Items]
Total	0	7,613,113	116,723,251	0
Other | Wecast Services
Disaggregation of Revenue [Line Items]
Total			$ 985,220	$ 0
Digital asset management services | Wecast Services
Disaggregation of Revenue [Line Items]
Total	26,600,000	0
Digital advertising services and other | Wecast Services
Disaggregation of Revenue [Line Items]
Total	$ 345,564	$ 142,103

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")